Line of Credit (Details Narrative) - USD ($)		9 Months Ended
	May 08, 2023	Sep. 30, 2023
Line of Credit Facility [Line Items]
Debt instrument term amount		$ 650,000
Interest rate percentage		5.48%
Line of credit value		$ 200,000
Loan Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity		$ 1,000,000.0
Debt instrument term amount	$ 1,000,000.0
Revolving Credit Facility [Member] | Loan Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity	$ 6,500,000
Debt instrument, interest rate terms	Advances under the Loan Agreement bear interest at the 30-Day Adjusted Term Secured Overnight Financing Rate (“SOFR Rate”), set monthly on the first day of the month based on 30-Day Term SOFR plus a spread adjustment of 15 basis points and subject to a floor of 2.25%, plus 4.00% calculated and charged monthly in arrears. In the event of a called event of default, a default interest rate of 3.00% percent shall be added to the aforementioned rate.
Unused line fee rate	0.375%